LVIP Baron Growth Opportunities Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.54%
Biotechnology–0.38%
†Alector	48,000	$ 692,160
†Denali Therapeutics	132,500	2,029,900
		2,722,060
Building Products–3.11%
†Trex	248,200	22,568,826
		22,568,826
Capital Markets–10.21%
Cohen & Steers	191,000	10,491,630
FactSet Research Systems	50,900	12,367,173
Houlihan Lokey	148,500	6,697,350
Moelis & Co. Class A	151,000	4,960,350
Morningstar	84,000	12,275,760
MSCI	125,000	27,218,750
		74,011,013
Commercial Services & Supplies–0.60%
†BrightView Holdings	253,205	4,342,466
		4,342,466
Diversified Consumer Services–3.59%
†Bright Horizons Family Solutions	165,000	25,162,500
Onespaworld Holding	30,688	476,585
Onespaworld Holding	26,812	416,390
		26,055,475
Diversified Telecommunication Services–1.81%
†Iridium Communications	617,565	13,141,783
		13,141,783
Electronic Equipment, Instruments & Components–0.71%
Littelfuse	29,000	5,141,990
		5,141,990
Entertainment–0.90%
Manchester United Class A	396,063	6,507,315
		6,507,315
Equity Real Estate Investment Trusts–6.45%
Alexander's	9,425	3,283,764
Alexandria Real Estate Equities	57,000	8,780,280
American Assets Trust	63,027	2,945,882
Douglas Emmett	330,000	14,133,900
Gaming and Leisure Properties	460,000	17,590,400
		46,734,226
Food & Staples Retailing–1.53%
†Performance Food Group	241,500	11,111,415
		11,111,415
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–7.00%
†IDEXX Laboratories	124,000	$ 33,719,320
†Neogen	110,000	7,492,100
West Pharmaceutical Services	67,000	9,501,940
		50,713,360
Hotels, Restaurants & Leisure–17.40%
Boyd Gaming	172,500	4,131,375
Choice Hotels International	310,000	27,577,600
†Hilton Grand Vacations	19,000	608,000
Marriott Vacations Worldwide	197,500	20,462,975
†Penn National Gaming	775,000	14,434,375
Red Rock Resorts Class A	367,079	7,453,539
Vail Resorts	226,000	51,428,561
		126,096,425
Insurance–9.33%
†Arch Capital Group	690,000	28,966,200
Kinsale Capital Group	142,000	14,670,020
Primerica	188,512	23,984,382
		67,620,602
IT Services–5.01%
†Gartner	173,600	24,823,064
MAXIMUS	38,000	2,935,880
†Wix.com	73,215	8,547,119
		36,306,063
Life Sciences Tools & Services–3.76%
†Adaptive Biotechnologies	44,769	1,383,362
Bio-Techne	83,000	16,240,610
†Mettler-Toledo International	13,700	9,650,280
		27,274,252
Machinery–0.41%
Albany International Class A	9,873	890,150
†Marel HF	459,500	2,103,495
		2,993,645
Multiline Retail–0.31%
†Ollie's Bargain Outlet Holdings	38,500	2,257,640
		2,257,640
Pharmaceuticals–1.21%
Dechra Pharmaceuticals	256,600	8,734,565
		8,734,565
Professional Services–7.09%
†CoStar Group	86,689	51,423,915
		51,423,915
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.19%
†Forestar Group	75,000	$ 1,371,000
		1,371,000
Software–10.57%
†Altair Engineering Class A	72,000	2,492,640
†ANSYS	126,000	27,891,360
†Benefitfocus	235,365	5,604,040
†Guidewire Software	131,000	13,804,780
Pegasystems	110,000	7,485,500
SS&C Technologies Holdings	375,000	19,338,750
		76,617,070
Thrifts & Mortgage Finance–0.99%
Essent Group	80,000	3,813,600
†LendingTree	10,725	3,329,362
		7,142,962
Trading Companies & Distributors–0.98%
Air Lease	170,000	7,109,400
		7,109,400
Total Common Stock (Cost $223,097,917)		677,997,468
	Number of Shares	Value (U.S. $)
MASTER LIMITED PARTNERSHIP–0.95%
Carlyle Group	270,000	$ 6,901,200
Total Master Limited Partnership (Cost $4,575,742)		6,901,200
WARRANT–0.01%
=Onespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	56,994
Total Warrant (Cost $0)		56,994

MONEY MARKET FUND–5.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	40,662,119	40,662,119
Total Money Market Fund (Cost $40,662,119)		40,662,119

TOTAL INVESTMENTS–100.11% (Cost $268,335,778)	725,617,781
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(810,785)
NET ASSETS APPLICABLE TO 12,965,605 SHARES OUTSTANDING–100.00%	$724,806,996

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$2,722,060	$—	$—	$2,722,060
Building Products	22,568,826	—	—	22,568,826
Capital Markets	74,011,013	—	—	74,011,013
Commercial Services & Supplies	4,342,466	—	—	4,342,466
Diversified Consumer Services	26,055,475	—	—	26,055,475
Diversified Telecommunication Services	13,141,783	—	—	13,141,783
Electronic Equipment, Instruments & Components	5,141,990	—	—	5,141,990
Entertainment	6,507,315	—	—	6,507,315
Equity Real Estate Investment Trusts	46,734,226	—	—	46,734,226
Food & Staples Retailing	11,111,415	—	—	11,111,415
Health Care Equipment & Supplies	50,713,360	—	—	50,713,360
Hotels, Restaurants & Leisure	126,096,425	—	—	126,096,425
Insurance	67,620,602	—	—	67,620,602
IT Services	36,306,063	—	—	36,306,063
Life Sciences Tools & Services	27,274,252	—	—	27,274,252
Machinery	890,150	2,103,495	—	2,993,645
Multiline Retail	2,257,640	—	—	2,257,640
Pharmaceuticals	—	8,734,565	—	8,734,565
Professional Services	51,423,915	—	—	51,423,915
Real Estate Management & Development	1,371,000	—	—	1,371,000
Software	76,617,070	—	—	76,617,070
Thrifts & Mortgage Finance	7,142,962	—	—	7,142,962
Trading Companies & Distributors	7,109,400	—	—	7,109,400
Master Limited Partnership	6,901,200	—	—	6,901,200
Warrant	—	—	56,994	56,994
Money Market Fund	40,662,119	—	—	40,662,119
Total Investments	$714,722,727	$10,838,060	$56,994	$725,617,781
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Baron Growth Opportunities Fund–4